Condensed Financial Information of Registrant Prudential plc - Notes (Details) £ in Millions, $ in Millions					12 Months Ended
	Mar. 02, 2023 USD ($)	Jan. 20, 2023 GBP (£)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Additional information
Profit (loss) for the year					$ 998	$ (2,042)	$ 2,118
Shareholders' equity			$ 16,960	$ 17,088	16,960	17,088
Valuation movements on retained interest in Jackson measured at fair value through other comprehensive income					(187)	250
Redemption of debt
Additional information
Redemption of notes | £		£ 300
Jackson Financial Inc
Additional information
Economic interest			9.20%	18.40%
Voting interest			9.20%	18.50%
Accounting policy difference
Additional information
Profit (loss) for the year					108	28	(18)
Shareholders' equity			$ 66	$ 19	66	19
Share in IFRS amount of the Group
Additional information
Profit (loss) for the year					435	(4,718)	2,221
Shareholders' equity			1,352	1,419	1,352	1,419
Prudential plc
Additional information
Dividends received by parent company from consolidated subsidiary undertakings					708	3,597	406
Profit (loss) for the year					455	2,648	$ (85)
Shareholders' equity			$ 15,542	$ 15,650	15,542	15,650
Valuation movements on retained interest in Jackson measured at fair value through other comprehensive income					(125)	273
Prudential plc | Redemption of debt
Additional information
Redemption of notes | £		£ 300
Prudential plc | Transfer of debt
Additional information
Gain on transfer of external debt instruments	$ 400
Prudential plc | Jackson Financial Inc
Additional information
Economic interest			9.20%	18.40%
Voting interest			9.20%	18.50%
Valuation movements on retained interest in Jackson measured at fair value through other comprehensive income					$ (125)	$ 273